STAAR Investment Trust-Alternative Categories Fund
THE STAAR INVESTMENT TRUST AltCat Fund(Alternative Categories Fund) Ticker: SITAX

May 1, 2011

INVESTMENT OBJECTIVE
The STAAR AltCat Fund pursues growth of investors’ capital through investing mostly in other funds and a selection of individual securities and seeks to profit from long and short-term market trends and economic conditions.
FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	STAAR Investment Trust-Alternative Categories Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STAAR Investment Trust-Alternative Categories Fund
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.01%
Other Expenses (as a percentage of Assets):		1.28%
Acquired Fund Fees and Expenses	[1]	0.60%
Expenses (as a percentage of Assets)		2.79%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
STAAR Investment Trust-Alternative Categories Fund	282	865	1,474	3,119

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds or exchange trades funds (ETFs). Up to 20% of the Fund may be invested in individual securities (stocks and bonds) or other securities that may or may not fit the general asset allocation categories of the other Funds in the Trust. Examples of other securities include Exchange Traded Funds (ETFs) holding commodities or driving their value from other assets, options and futures contracts. The Fund may invest may invest in funds holding shares of foreign securities or purchase securities of foreign companies, but generally they will be no more than 35% or the portfolio. As part of the International allocation, emerging markets generally will not represent more than 20% of the total Fund portfolio. For the purposes of this fund, “Alternative Categories” are those that do not neatly fit the other classic asset allocation categories such as large cap (domestic or international), small cap (domestic or international) or mid cap (domestic or international). Therefore, in addition to those categories, the Fund may invest in any other category, including, global funds, commodity funds, asset-backed funds and specialty funds. Foreign securities are generally held in dollar-denominated securities such as American Depository Receipts (ADR’s), Exchange Traded Funds (ETFs) or Foreign securities are generally held in dollar-denominated securities such as American Depository Receipts (ADR’s), Exchange Traded Funds (ETFs) or U.S. denominated mutual funds.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE
The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest United States based companies in various market sectors. It is a market capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was +13.90% (quarter ending 12/31/01) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).

ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
STAAR Investment Trust-Alternative Categories Fund -Comparison Index-S&P 500 Index (Reflects no deductions for taxes, fees or expenses)		15.06%	2.29%	1.41%	4.77%	[1]
STAAR Investment Trust-Alternative Categories Fund		12.35%	2.77%	3.44%	4.48%	[1]
STAAR Investment Trust-Alternative Categories Fund After Taxes on Distributions	[2]	12.35%	2.29%	4.53%	3.88%	[1]
STAAR Investment Trust-Alternative Categories Fund After Taxes on Distributions and Sales	[2]	10.50%	1.70%	2.32%	3.54%	[1]
[1]	Fund Inception Date May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust-General Bond Fund
THE STAAR INVESTMENT TRUST General Bond Fund Ticker: SITGX

May 1, 2011

INVESTMENT OBJECTIVE
The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust-General Bond Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Staar Investment Trust-General Bond Fund
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.06%
Other Expenses (as a percentage of Assets):	1.27%
Expenses (as a percentage of Assets)	1.68%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust-General Bond Fund	172	533	918	1,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.10% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher (”investment grade”). The range of maturity for bonds in this Fund is any length deemed appropriate by the Manager(s) depending on market conditions and trends. In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2010 the Fund had 45.82% of its assets invested in US Government, Government Agency and Government Money Market Funds. 54.18% was invested in Corporate bonds. The Dollar Weighted Average Maturity was 3.5 years.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another for 1, 5 and 10 year periods. The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Barcap Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (U.S. Treasury bonds and government agency bond backed by the full faith and credit of the The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Barcap Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (U.S. Treasury bonds and government agency bond backed by the full faith and credit of the United States) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index. For purposes of this prospectus, this is the primary comparison index. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.42% (quarter ending 09/30/01) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/10
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust-General Bond Fund - Comparison Index - Barcap Intermediate Gov't/Credit Index 2 (Reflects no deductions for taxes, fees or expenses)		5.89%	5.53%	5.51%	5.89%	[1]
Staar Investment Trust-General Bond Fund		2.79%	3.04%	3.45%	4.14%	[1]
Staar Investment Trust-General Bond Fund After Taxes on Distributions	[2]	2.21%	1.95%	2.15%	2.68%	[1]
Staar Investment Trust-General Bond Fund After Taxes on Distributions and Sales	[2]	1.87%	1.66%	1.86%	2.36%	[1]
[1]	Fund Inception Date May 28, 1997
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust-International Fund
THE STAAR INVESTMENT TRUST International Fund
Ticker: SITIX
May 1, 2011
INVESTMENT OBJECTIVE
The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust-International Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust-International Fund
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.01%
Other Expenses (as a percentage of Assets):		1.26%
Acquired Fund Fees and Expenses	[1]	0.87%
Expenses (as a percentage of Assets)		3.04%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust-International Fund	307	939	1,596	3,355

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Fund’s assets must be invested in other mutual funds and exchange trades funds (ETFs) that invest at least 80% of their assets in companies organized or located outside the U.S. and deriving at least 50% revenues from outside the U.S. or has at least 50% of its assets outside the U.S.   Individual Stocks may be owned, normally in Individual Stocks may be owned, normally in U.S. denominated form such as American Depository Receipts (ADRs).  Under normal market conditions at least 80% of the value of its assets in securities that represent primarily economic assets outside the United States and in no less than three countries or regions outside the U.S.  The Fund may allocate its assets in underlying funds or companies deriving at least 50% of their revenues or at least 50% of their assets outside the U.S.  For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information - Defensive Positions.  Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.  Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE
The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.96% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/10
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust-International Fund - Comparison Index-MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)		7.75%	2.46%	3.50%	4.82%	[1]
Staar Investment Trust-International Fund		10.05%	3.74%	4.55%	4.23%	[1]
Staar Investment Trust-International Fund After Taxes on Distributions	[2]	10.05%	2.38%	4.00%	3.52%	[1]
Staar Investment Trust-International Fund After Taxes on Distributions and Sales	[2]	8.54%	2.64%	3.63%	3.19%	[1]
[1]	Fund Inception Date May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust-Larger Company Stock Fund
THE STAAR INVESTMENT TRUST Larger Company Stock Fund Ticker: SITLX January 31, 2011
INVESTMENT OBJECTIVE

The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust-Larger Company Stock Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust-Larger Company Stock Fund
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.01%
Other Expenses (as a percentage of Assets):		1.28%
Acquired Fund Fees and Expenses	[1]	0.59%
Expenses (as a percentage of Assets)		2.78%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust-Larger Company Stock Fund	315	963	1,635	3,430

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.48% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) that invest in stocks of large and larger mid-sized companies. Individual stocks may also be owned by the Fund, but may not make up more than 20% the total assets of the Fund.  Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over  $3 billion.Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over  $3 billion.

In terms of market composition, the majority of holdings are intended to represent primarily In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of  $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between  $3 billion and  $5 billion. While some mutual funds owned by the Fund may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.   The S&P 500 is a broad index of the 500 largest The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.   The S&P 500 is a broad index of the 500 largest United States based companies in various market sectors.  It is a market capitalization weighted average, which emphasizes the largest companies.  Published returns are total returns including reinvested dividends.  The index is unmanaged and has no expenses.  For purposes of this prospectus, this is the primary comparison index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/10
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust-Larger Company Stock Fund - Comparison Index-S&P 500 Index-(Reflects no deductions for taxes, fees or expenses)		15.06%	2.29%	1.41%	4.77%	[1]
Staar Investment Trust-Larger Company Stock Fund		13.21%	(0.09%)	0.18%	2.87%	[1]
Staar Investment Trust-Larger Company Stock Fund After Taxes on Distributions	[2]	13.21%	(1.37%)	0.69%	2.29%	[1]
Staar Investment Trust-Larger Company Stock Fund After Taxes on Distributions and Sales	[2]	11.23%	(0.18%)	(0.08%)	2.12%	[1]
[1]	Fund Inception Date May 28, 1997 .
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust-Short Term Bond Fund
THE STAAR INVESTMENT TRUST Short Term Bond Fund Ticker: SITBX May 1, 2011
INVESTMENT OBJECTIVE
The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)
Shareholder Fees	Staar Investment Trust-Short Term Bond Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Staar Investment Trust-Short Term Bond Fund
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.08%
Other Expenses (as a percentage of Assets):	1.37%
Expenses (as a percentage of Assets)	1.80%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust-Short Term Bond Fund	183	566	975	2,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.33% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of it’s the Fund’s assets must be invested in securities issued, guaranteed or otherwise backed by the At least 40% of it’s the Fund’s assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2010 the Fund had 41.34% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  58.66% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.6 years.The Dollar Weighted Average Maturity was 1.6 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Barcap 1-3 Government Bond Index includes both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.71% (quarter ending 09/30/01) and the lowest return for a quarter was –3.64% (quarter ending 06/30/04).

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/10
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust-Short Term Bond Fund -Comparison Index-Barcap 1-3 year Gov't Index 2- (Reflects no deductions for taxes, fees or expenses)		2.40%	4.32%	4.07%	4.66%	[1]
Staar Investment Trust-Short Term Bond Fund		0.67%	2.11%	3.20%	4.11%	[1]
Staar Investment Trust-Short Term Bond Fund After Taxes on Distributions	[2]	0.44%	1.39%	1.82%	2.51%	[1]
Staar Investment Trust-Short Term Bond Fund After Taxes on Distributions and Sales	[2]	0.37%	1.18%	1.56%	2.18%	[1]
[1]	Fund Inception Date May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions representing a return of capital are not subject to income tax. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Staar Investment Trust-Smaller Company Stock Fund
THE STAAR INVESTMENT TRUST Smaller Company Stock Fund Ticker: SITSX

May 1, 2011

INVESTMENT OBJECTIVE
The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds and a selection of individual stocks of small and smaller mid-sized companies.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (Fees paid directly from your investment)

Shareholder Fees	Staar Investment Trust-Smaller Company Stock Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Staar Investment Trust-Smaller Company Stock Fund
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.01%
Other Expenses (as a percentage of Assets):		1.25%
Acquired Fund Fees and Expenses	[1]	0.99%
Expenses (as a percentage of Assets)		3.15%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Staar Investment Trust-Smaller Company Stock Fund	318	971	1,649	3,457

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.96% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Up to 20% of the Fund may be invested in individual stocks. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion. In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the Fund may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%. A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE
The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest United States based companies in various market sectors. It is a market capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/10
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception
Staar Investment Trust-Smaller Company Stock Fund -Comparison Index-Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)		26.85%	4.47%	6.33%	6.93%	[1]
Staar Investment Trust-Smaller Company Stock Fund		20.82%	1.78%	4.28%	6.48%	[1]
Staar Investment Trust-Smaller Company Stock Fund After Taxes on Distributions	[2]	20.82%	(0.75%)	3.14%	5.30%	[1]
Staar Investment Trust-Smaller Company Stock Fund After Taxes on Distributions and Sales	[2]	17.70%	0.61%	2.95%	4.91%	[1]
[1]	Fund Inception Date May 28, 1997.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2011
Registrant Name	dei_EntityRegistrantName	Staar Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001011996
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 20, 2011
STAAR Investment Trust-Alternative Categories Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STAAR INVESTMENT TRUST AltCat Fund(Alternative Categories Fund) Ticker: SITAX

May 1, 2011

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR AltCat Fund pursues growth of investors’ capital through investing mostly in other funds and a selection of individual securities and seeks to profit from long and short-term market trends and economic conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.58% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds or exchange trades funds (ETFs). Up to 20% of the Fund may be invested in individual securities (stocks and bonds) or other securities that may or may not fit the general asset allocation categories of the other Funds in the Trust. Examples of other securities include Exchange Traded Funds (ETFs) holding commodities or driving their value from other assets, options and futures contracts. The Fund may invest may invest in funds holding shares of foreign securities or purchase securities of foreign companies, but generally they will be no more than 35% or the portfolio. As part of the International allocation, emerging markets generally will not represent more than 20% of the total Fund portfolio. For the purposes of this fund, “Alternative Categories” are those that do not neatly fit the other classic asset allocation categories such as large cap (domestic or international), small cap (domestic or international) or mid cap (domestic or international). Therefore, in addition to those categories, the Fund may invest in any other category, including, global funds, commodity funds, asset-backed funds and specialty funds. Foreign securities are generally held in dollar-denominated securities such as American Depository Receipts (ADR’s), Exchange Traded Funds (ETFs) or Foreign securities are generally held in dollar-denominated securities such as American Depository Receipts (ADR’s), Exchange Traded Funds (ETFs) or U.S. denominated mutual funds.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest United States based companies in various market sectors. It is a market capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31, 2010
Annual Return 2001	rr_AnnualReturn2001	(10.20%)
Annual Return 2002	rr_AnnualReturn2002	(15.80%)
Annual Return 2003	rr_AnnualReturn2003	28.40%
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	11.90%
Annual Return 2006	rr_AnnualReturn2006	11.70%
Annual Return 2007	rr_AnnualReturn2007	14.50%
Annual Return 2008	rr_AnnualReturn2008	(32.40%)
Annual Return 2009	rr_AnnualReturn2009	18.10%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was +13.90% (quarter ending 12/31/01) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

ANNUAL TOTAL RETURNS

		(for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts
STAAR Investment Trust-Alternative Categories Fund | STAAR Investment Trust-Alternative Categories Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,119
1 Year	rr_AverageAnnualReturnYear01	12.35%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[7]
STAAR Investment Trust-Alternative Categories Fund | STAAR Investment Trust-Alternative Categories Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.53%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[1],[7]
STAAR Investment Trust-Alternative Categories Fund | STAAR Investment Trust-Alternative Categories Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.50%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.70%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.32%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[1],[7]
STAAR Investment Trust-Alternative Categories Fund | -Comparison Index-S&P 500 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[7]
Staar Investment Trust-General Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STAAR INVESTMENT TRUST General Bond Fund Ticker: SITGX

May 1, 2011

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.10% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher (”investment grade”). The range of maturity for bonds in this Fund is any length deemed appropriate by the Manager(s) depending on market conditions and trends. In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2010 the Fund had 45.82% of its assets invested in US Government, Government Agency and Government Money Market Funds. 54.18% was invested in Corporate bonds. The Dollar Weighted Average Maturity was 3.5 years.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another for 1, 5 and 10 year periods. The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Barcap Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (U.S. Treasury bonds and government agency bond backed by the full faith and credit of the The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Barcap Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (U.S. Treasury bonds and government agency bond backed by the full faith and credit of the United States) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index. For purposes of this prospectus, this is the primary comparison index. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31, 2010
Annual Return 2001	rr_AnnualReturn2001	7.70%
Annual Return 2003	rr_AnnualReturn2003	4.10%
Annual Return 2004	rr_AnnualReturn2004	0.50%
Annual Return 2005	rr_AnnualReturn2005	0.10%
Annual Return 2006	rr_AnnualReturn2006	3.70%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	(1.70%)
Annual Return 2009	rr_AnnualReturn2009	6.10%
Annual Return 2010	rr_AnnualReturn2010	2.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 4.42% (quarter ending 09/30/01) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		As of 12/31/10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts
Staar Investment Trust-General Bond Fund | Staar Investment Trust-General Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[5]
Staar Investment Trust-General Bond Fund | Staar Investment Trust-General Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.95%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.15%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%	[1],[5]
Staar Investment Trust-General Bond Fund | Staar Investment Trust-General Bond Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[1],[5]
Staar Investment Trust-General Bond Fund | - Comparison Index - Barcap Intermediate Gov't/Credit Index 2 (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%	[5]
Staar Investment Trust-International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STAAR INVESTMENT TRUST International Fund
Ticker: SITIX
		May 1, 2011
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.68% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

At least 80% of the Fund’s assets must be invested in other mutual funds and exchange trades funds (ETFs) that invest at least 80% of their assets in companies organized or located outside the U.S. and deriving at least 50% revenues from outside the U.S. or has at least 50% of its assets outside the U.S.   Individual Stocks may be owned, normally in Individual Stocks may be owned, normally in U.S. denominated form such as American Depository Receipts (ADRs).  Under normal market conditions at least 80% of the value of its assets in securities that represent primarily economic assets outside the United States and in no less than three countries or regions outside the U.S.  The Fund may allocate its assets in underlying funds or companies deriving at least 50% of their revenues or at least 50% of their assets outside the U.S.  For temporary defensive purposes, the Fund may invest as described below under Additional Investment Information - Defensive Positions.  Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.  Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31, 2010
Annual Return 2001	rr_AnnualReturn2001	(17.30%)
Annual Return 2002	rr_AnnualReturn2002	(14.40%)
Annual Return 2003	rr_AnnualReturn2003	31.90%
Annual Return 2004	rr_AnnualReturn2004	18.90%
Annual Return 2005	rr_AnnualReturn2005	16.80%
Annual Return 2006	rr_AnnualReturn2006	21.40%
Annual Return 2007	rr_AnnualReturn2007	15.60%
Annual Return 2008	rr_AnnualReturn2008	(40.80%)
Annual Return 2009	rr_AnnualReturn2009	31.50%
Annual Return 2010	rr_AnnualReturn2010	10.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.96% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		As of 12/31/10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts
Staar Investment Trust-International Fund | Staar Investment Trust-International Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,355
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[7]
Staar Investment Trust-International Fund | Staar Investment Trust-International Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.38%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[1],[7]
Staar Investment Trust-International Fund | Staar Investment Trust-International Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[1],[7]
Staar Investment Trust-International Fund | - Comparison Index-MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[7]
Staar Investment Trust-Larger Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STAAR INVESTMENT TRUST Larger Company Stock Fund Ticker: SITLX January 31, 2011
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.48% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) that invest in stocks of large and larger mid-sized companies. Individual stocks may also be owned by the Fund, but may not make up more than 20% the total assets of the Fund.  Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over  $3 billion.Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over  $3 billion.

In terms of market composition, the majority of holdings are intended to represent primarily In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of  $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between  $3 billion and  $5 billion. While some mutual funds owned by the Fund may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.   The S&P 500 is a broad index of the 500 largest The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.   The S&P 500 is a broad index of the 500 largest United States based companies in various market sectors.  It is a market capitalization weighted average, which emphasizes the largest companies.  Published returns are total returns including reinvested dividends.  The index is unmanaged and has no expenses.  For purposes of this prospectus, this is the primary comparison index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31, 2010
Annual Return 2001	rr_AnnualReturn2001	(9.90%)
Annual Return 2002	rr_AnnualReturn2002	(18.10%)
Annual Return 2003	rr_AnnualReturn2003	20.70%
Annual Return 2004	rr_AnnualReturn2004	10.60%
Annual Return 2005	rr_AnnualReturn2005	3.70%
Annual Return 2006	rr_AnnualReturn2006	9.40%
Annual Return 2007	rr_AnnualReturn2007	3.60%
Annual Return 2008	rr_AnnualReturn2008	(33.40%)
Annual Return 2009	rr_AnnualReturn2009	16.50%
Annual Return 2010	rr_AnnualReturn2010	13.20%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		As of 12/31/10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts
Staar Investment Trust-Larger Company Stock Fund | Staar Investment Trust-Larger Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,430
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[6]
Staar Investment Trust-Larger Company Stock Fund | Staar Investment Trust-Larger Company Stock Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.37%)	[1]
10 Years	rr_AverageAnnualReturnYear10	0.69%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%	[1],[6]
Staar Investment Trust-Larger Company Stock Fund | Staar Investment Trust-Larger Company Stock Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.18%)	[1]
10 Years	rr_AverageAnnualReturnYear10	(0.08%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[1],[6]
Staar Investment Trust-Larger Company Stock Fund | - Comparison Index-S&P 500 Index-(Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[6]
Staar Investment Trust-Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STAAR INVESTMENT TRUST Short Term Bond Fund Ticker: SITBX May 1, 2011
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.33% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of it’s the Fund’s assets must be invested in securities issued, guaranteed or otherwise backed by the At least 40% of it’s the Fund’s assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2010 the Fund had 41.34% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  58.66% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.6 years.The Dollar Weighted Average Maturity was 1.6 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Barcap 1-3 Government Bond Index includes both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31, 2010
Annual Return 2001	rr_AnnualReturn2001	7.60%
Annual Return 2002	rr_AnnualReturn2002	8.42%
Annual Return 2003	rr_AnnualReturn2003	5.90%
Annual Return 2004	rr_AnnualReturn2004	(0.20%)
Annual Return 2005	rr_AnnualReturn2005	0.10%
Annual Return 2006	rr_AnnualReturn2006	3.50%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	0.20%
Annual Return 2009	rr_AnnualReturn2009	1.80%
Annual Return 2010	rr_AnnualReturn2010	0.70%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 4.71% (quarter ending 09/30/01) and the lowest return for a quarter was –3.64% (quarter ending 06/30/04).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		As of 12/31/10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts
Staar Investment Trust-Short Term Bond Fund | Staar Investment Trust-Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[7]
Staar Investment Trust-Short Term Bond Fund | Staar Investment Trust-Short Term Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.39%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.82%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[2],[7]
Staar Investment Trust-Short Term Bond Fund | Staar Investment Trust-Short Term Bond Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.18%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[2],[7]
Staar Investment Trust-Short Term Bond Fund | -Comparison Index-Barcap 1-3 year Gov't Index 2- (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[7]
Staar Investment Trust-Smaller Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE STAAR INVESTMENT TRUST Smaller Company Stock Fund Ticker: SITSX

May 1, 2011

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds and a selection of individual stocks of small and smaller mid-sized companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES (Fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.96% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in other mutual funds and exchange trades funds (ETFs) that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Up to 20% of the Fund may be invested in individual stocks. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion. In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the Fund may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%. A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions cause tax events that are passed through to shareholders.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will change in value and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest The following bar chart and table depict the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and by showing how the performance of the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The S&P 500 is a broad index of the 500 largest United States based companies in various market sectors. It is a market capitalization weighted average, which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.staarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31, 2010
Annual Return 2001	rr_AnnualReturn2001	0.80%
Annual Return 2002	rr_AnnualReturn2002	(17.40%)
Annual Return 2003	rr_AnnualReturn2003	41.20%
Annual Return 2004	rr_AnnualReturn2004	12.70%
Annual Return 2005	rr_AnnualReturn2005	5.20%
Annual Return 2006	rr_AnnualReturn2006	14.20%
Annual Return 2007	rr_AnnualReturn2007	(3.40%)
Annual Return 2008	rr_AnnualReturn2008	(34.90%)
Annual Return 2009	rr_AnnualReturn2009	25.80%
Annual Return 2010	rr_AnnualReturn2010	20.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURNS

		As of 12/31/10
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts
Staar Investment Trust-Smaller Company Stock Fund | Staar Investment Trust-Smaller Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,457
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%	[7]
Staar Investment Trust-Smaller Company Stock Fund | Staar Investment Trust-Smaller Company Stock Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.75%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[1],[7]
Staar Investment Trust-Smaller Company Stock Fund | Staar Investment Trust-Smaller Company Stock Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[1],[7]
Staar Investment Trust-Smaller Company Stock Fund | -Comparison Index-Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%	[7]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions representing a return of capital are not subject to income tax. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
[3]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds
[4]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.
[5]	Fund Inception Date May 28, 1997
[6]	Fund Inception Date May 28, 1997 .
[7]	Fund Inception Date May 28, 1997.